OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                    Supplement dated January 15, 1999 to the
                       Prospectus dated November 27, 1998

The Prospectus is changed as follows:


1. The paragraph titled "Portfolio Manager" on page 13 is replaced in its entirety with the following:

|X| Portfolio Manager. The Portfolio manager of the Fund is Caryn Halbrecht, a Vice President of the Manager. She is the person principally responsible for the day-to-day management of the Fund's portfolio, and became the Fund's portfolio manager on January 1, 1999. Ms. Halbrecht also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining OppenheimerFunds in 1994 she was Vice President of Fixed Income Portfolio Management for Bankers Trust Company.


2. The last paragraph on page 15 is replaced in its entirety with the following:

|X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.



January 15, 1999                                              PS0790.002

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                    Supplement dated January 15, 1999 to the
           Statement of Additional Information dated November 27, 1998

The Statement of Additional Information is revised as follows:

1.  The  following   biographical   information  is  added  directly  below  the
biographical information for Clayton K. Yeutter on page 31:

         Caryn Halbrecht, Vice President and Portfolio Manager; Age 41
         Two World Trade Center, New York 10048-0203
         Vice President of the Manager (since March 1994); an officer of other Oppenheimer funds; previously (until March 1994) Vice President of Fixed Income Portfolio Management of Bankers Trust Company.

2. The biographical information relating to Jerry A. Webman on page 31 is deleted from the subsection titled "Trustees and Officers of the Fund."







January 15, 1999                                                    790PX.002